Trade receivables - external customers	12 Months Ended
Feb. 28, 2021
Trade Receivables External Customers [Abstract]
Trade receivables - external customers
7	Trade receivables – external customers

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Gross trade receivables	26,961,682	10,301,202
Less: Impairment loss allowance of trade receivables	(4,108,567)	(138,956)
Net trade receivables	22,853,115	10,162,246

Credit terms are generally 90 days.

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired
	US$	US$
As of February 28, 2019	—	—
Impairment loss recognised	138,956	—
As of February 29, 2020	138,956	—
Impairment loss recognised	223,144	3,746,467
As of February 28, 2021	362,100	3,746,467

The Group’s exposure to credit and currency risks, and impairment loss allowance for these trade receivables, is disclosed in Note 25.